Supplementary Financial Statements Information - Schedule of Revenue by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Products and Services [Line Items]
Proprietary software and related services	$ 208,694	$ 185,793	$ 178,844
Other products and third party	683,989	534,869	503,325
Services	1,734,441	1,497,772	1,428,278
Total	$ 2,627,124	$ 2,218,434	$ 2,110,447